PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (35,931,718)	$ (5,565,114)	¥ (20,620,844)
Property plant and equipment, net	174,133,025	26,969,771	977,102
Computer and equipment
Property, equipment and software, net
Property plant and equipment, gross	194,615,513	30,142,105	4,989,121
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,079,337	167,168	1,720,139
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,858,028	597,532	4,376,821
Software
Property, equipment and software, net
Property plant and equipment, gross	¥ 10,511,865	$ 1,628,080	¥ 10,511,865